Acquisition of Ekidos Minerals Llp (Tables)	12 Months Ended
Oct. 31, 2023
Acquisition of Ekidos Minerals Llp [Abstract]
Schedule of Preliminary Purchase Price	The following table summarizes the preliminary purchase price allocation:

Purchase price:
Cash	$1,000
Total consideration	1,000
Net assets acquired:
Cash	34,050
Other receivables	371,294
Prepaid expenses and deposits	580,614
Vehicles, Office and equipment	42,184
Mineral properties	4,383,656
Accounts payable and accrued liabilities	(95,798)
Loans payable to Arras	(5,315,000)

Total net assets acquired	$1,000